Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions
Related Party Transactions

28.Related Party Transactions

Transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in the notes. Related party transactions are disclosed below.

Remuneration of Key Management

The remuneration of the senior management consists of the remuneration of the CEO of the Company for the three and six months ended June 30:

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Short-term remuneration & compensation	343	209	559	396
Share based payment	48	35	150	101
Total	391	244	709	497

Transactions with Non-Executive Directors and Shareholders:

	For the six months ended			For the six months ended
	June 30, 2024			June 30, 2023
	R&D	Consulting	Board	R&D	Consulting	Board
(in EUR 000)	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	—	—	—	182	—	—
Robert Taub	—	—	60	—	—	66
Kevin Rakin	—	—	32	—	—	32
Pierre Gianello	—	—	45	—	—	32
Jurgen Hambrecht	—	—	33	—	—	29
Rita Mills	—	—	35	—	—	34
Giny Kirby	—	—	33	—	—	34
Wildman Ventures LLC	—	—	52	—	—	40
Total	—	—	290	182	—	267
Amounts outstanding at period-end	—	—	110	—	—	111

	For the three months ended			For the three months ended
	June 30, 2024			June 30, 2023
	R&D	Consulting	Board	R&D	Consulting	Board
(in EUR 000)	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	—	—	—	41	—	—
Robert Taub	—	—	29	—	—	30
Kevin Rakin	—	—	16	—	—	16
Pierre Gianello	—	—	28	—	—	14
Jurgen Hambrecht	−	—	18	—	—	14
Rita Mills	—	—	15	—	—	19
Giny Kirby	—	—	12	—	—	20
Wildman Ventures LLC	—	—	29	—	—	23
Total	—	—	147	41	—	136
Amounts outstanding at period-end	—	—	110	—	—	111

The Company and Cochlear Limited, or Cochlear, have entered into a collaboration agreement, dated November 2018, under which they agreed to collaborate to further develop and progress commercialization of implantable treatments for sleep disordered breathing conditions. A new Statement of Work was entered into on June 8, 2020. Under this agreement, Cochlear is working with the Company in developing and enhancing the next generation implantable stimulator. This collaboration agreement led to a financial impact of €182,000 for the six months ended June 30, 2023, and €41,000 for the three months ended June 30, 2023. In April 2023, the project came to its end after development milestones were reached.

On September 28, 2023, the Company announced a partnership with ResMed in Germany to increase OSA awareness and therapy penetration in the German market. The Company and ResMed Germany will establish a continuum of care that will educate and guide OSA patients in the German market from diagnosis through treatment. Together, the companies will work to accelerate patient identification and better support patient set-up on the appropriate therapy.